Investment in equity investees	12 Months Ended
Dec. 31, 2015
Investment in equity investees
Investment in equity investees

6.Investment in equity investees

	Cost method	Equity method	Total
	RMB	RMB	RMB

Balance at December 31, 2013	36,502	—	36,502
Additions	552,493	—	552,493
Foreign currency translation adjustments	(2,036)	—	(2,036)

Balance at December 31, 2014	586,959	—	586,959
Additions	2,856,500	7,870,773	10,727,273
Share of results and other comprehensive income	—	(186,302)	(186,302)
Transferred from investment securities	—	305,655	305,655
Impairment loss	(285,051)	(2,867,247)	(3,152,298)
Foreign currency translation adjustments	149,719	433,243	582,962

Balance at December 31, 2015	3,308,127	5,556,122	8,864,249

Cost method

As of December 31, 2014 and 2015, carrying value of the Company’s cost method investments were RMB586,959 and RMB3,308,127, respectively. Investments were accounted for under the cost method if the Company had no significant influence over the investee or if the underlying shares the Company invested in were not considered in-substance common stock and had no readily determinable fair value. During the year ended December 31, 2015, the Company invested RMB2,856,500 in multiple private companies accounted for under cost method, which may have operational synergy with the Company’s core business. Among these entities, investment consideration for the top two investees were RMB648,829 and RMB551,957, respectively.

Equity method

As of December 31, 2015, the Company’s investments accounted for under the equity method totaled RMB5,556,122 which mainly included the investment in Bitauto Holdings Limited (“Bitauto”) with amount of RMB2,881,194 and the investment in Tuniu Corporation (“Tuniu”) with amount of RMB2,494,331. The Company applies the equity method of accounting to account for its equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

Investment in Bitauto

On February 16, 2015, the Company completed its investment in Bitauto through the subscription of Bitauto’s newly issued ordinary shares, representing approximately 25% of the outstanding ordinary shares of Bitauto. Total consideration for the investment in Bitauto was RMB5,496,188 with a combination of RMB2,450,920 in cash and RMB3,045,268 in the form of future services, including exclusive access to the new and used car channels on the Company’s website and mobile apps and additional support from the Company’s key platforms for a period of 5 years. Investment in Bitauto is accounted for using the equity method with the investment cost allocated as follows:

	February 16, 2015	December 31, 2015
	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,881,194
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,422,659

Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	458,535

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	—
Amortizable intangible assets (**)	707,758	611,379
Deferred tax liabilities	(176,939)	(152,844)

	3,377,079	458,535

Cumulative losses in equity interest in Bitauto	—	(2,614,994)

(*) In the fourth quarter of 2015, the Company conducted an impairment assessment on its investment in Bitauto with consideration of the duration and severity of the continued decline of Bitauto’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Company recorded a charge of RMB2,867,247 to write down the carrying value of its investment in Bitauto to the fair value of RMB2,881,194, based on quoted closing price of Bitauto’s stock of US$28.28 per ADS as of December 31, 2015.

(**) Weighted average life of the intangible assets not included in Bitauto’s consolidated financial statements was 6 years.

Investment in Tuniu

In December 2014, the Company acquired 6.5% equity interest in Tuniu with cash consideration of RMB305,930 (“Initial Investment”), and accounted for the investment as an available-for-sale security.

On May 22, 2015, the Company additionally acquired Tuniu’s newly issued ordinary shares for total consideration of RMB2,188,490 with a combination of RMB1,528,275 in cash and RMB660,215 in the form of future services, including granting Tuniu an exclusive right, for a period of 5 years, to operate the leisure travel channels on the Company’s website and mobile apps, and Tuniu becomes the Company’s preferred partner for hotel and air ticket booking services. After the subsequent investment in May 2015, the Company held approximately 28% of Tuniu’s issued and outstanding shares and had one board seat, hence, the Company adopted equity method of accounting to account for the investment in Tuniu. In accordance with ASC 323, accumulated unrealized gains of RMB14,395 that were previously recorded for fair value change of the Initial Investment were reversed in the second quarter of 2015, and the cost of Initial Investment balance was adjusted as if the equity method of accounting had been applied since the Initial Investment was made and reclassified from investment securities to investment in equity investees in the Consolidated Balance Sheets.

Investment in Tuniu is accounted for using the equity method with the cost allocated as follows:

	May 22, 2015	December 31, 2015
	RMB	RMB

Carrying value of investment in Tuniu	2,494,145	2,494,331
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	1,029,698

Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	1,464,633

The excess of carrying value has been primarily assigned to:
Goodwill	1,212,149	1,212,149
Amortizable intangible assets (*)	356,933	336,645
Deferred tax liabilities	(89,233)	(84,161)

	1,479,849	1,464,633

Cumulative gains in equity interest in Tuniu	—	186

(*) Weighted average life of the intangible assets not included in Tuniu’s financial statements was 9 years.

As of December 31, 2015, aggregate market value of the Company’s investment in Tuniu was approximately RMB2,700,098 based on quoted closing price of Tuniu’s stock of US$15.98 per ADS as of December 31, 2015.

The Company recorded its interests in Bitauto and Tuniu one quarter in arrears, which will enable the Company to provide its financial disclosure independent of the reporting schedule of Bitauto and Tuniu.

The Company performs impairment assessment of its investments under the cost method and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the cost method investments of nil, nil and RMB285,051 were recorded in others, net in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2013, 2014 and 2015, respectively. Impairment charges in connection with the equity method investments of nil, nil and RMB2,867,247 were recorded in share of results of equity investees in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2013, 2014 and 2015, respectively.